FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Schedule Of Detailed Information About Income From Fianancial Assets Designated At Fair Value Through Profit Or Loss

The profit resulting from these assets is shown in “Net premiums earned” in the consolidated statement of income. The composition of the generated returns is presented below:

	2019	2018
	S/(000)	S/(000)

Net profit on sale of financial investments	21,879	25,342
Changes in the fair value of financial assets	58,351	(90,467)
Dividends, interests and others	13,434	11,190
Total	93,664	(53,935)